Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Value added tax receivables	$ 58,516	$ 63,698
Prepaid expenses and accrued income	34,635	40,077
Advances to suppliers	3,336	6,424
Other current assets	10,840	10,003
Other current assets	$ 107,327	$ 120,202